Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions
(24)	Provisions-

	Leased aircraft returns (1)	Litigations	Contingent consideration (a)	Total
Balance as of January 1, 2025	$310,085	14,175	—	324,260
Additions (reversal)	77,389	(1,605)	—	75,784
Utilization	(8,222)	(3,547)	—	(11,769)

	379,252	9,023	—	388,275
Less non-current portion	(331,652)	—	—	(331,652)

Current balance as of December 31, 2025	$47,600	9,023	—	56,623

Balance as of January 1, 2024	$270,989	9,751	24,000	304,740
Additions	95,092	6,149	59	101,300
Utilization	(55,996)	(1,725)	(24,059)	(81,780)

	310,085	14,175	—	324,260
Less non-current portion	(207,093)	—	—	(207,093)

Current balance as of December 31, 2024	$102,992	14,175	—	117,167

Balance as of January 1, 2023	$235,728	7,075	24,000	266,803
Additions	50,000	3,090	—	53,090
Utilization	(14,739)	(414)	—	(15,153)

	270,989	9,751	24,000	304,740
Less non-current portion	(218,890)	—	—	(218,890)

Current balance as of December 31, 2023	$52,099	9,751	24,000	85,850

(a)	Corresponds to certain performance provisions regarding PLM acquisition in 2022.

(1)
We expect the economic outflow of the current portion of our leased aircraft return provision over the next 12 months based on our fleet plan. On a yearly basis the fleet plan is revised and new return terms might be negotiated with lessors which affect the classification of short and long term balance.